UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2012
                                               -----------------

Check here if Amendment [  ]; Amendment Number:
                                               -----------------
     This Amendment (Check only one):     [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          ARTAL GROUP S.A.
Address:       10-12 avenue Pasteur, L-2310
               Luxembourg, Luxembourg

Form 13F File Number:  028-15027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.*

Person Signing this Report on Behalf of Reporting Manager:

Name:           Anne Goffard
Title:          Authorized Person
Phone:          352224259-1

Signature, Place and Date of Signing:

/s/ Anne Goffard          Luxembourg, Luxembourg     February 8, 2013
----------------          ----------------------     ----------------
[Signature]               [City, State]              [Date]

* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          6

Form 13F Information Table Entry Total:     62

Form 13F Information Table Value Total:     $2,803,537 (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number    Name
---         --------------------    ----

1.          028-15028               Stichting Administratiekantoor Westend
2.          028-15029               Westend S.A.
3.          028-15031               Artal International Management S.A.
4.          028-15033               Artal International S.C.A.
5.          028-11522               Invus Public Equities Advisors, LLC
6.          028-14596               Invus Advisors, L.L.C.

                                ARTAL GROUP S.A.
                           FORM 13F INFORMATION TABLE
                        QUARTER ENDED DECEMBER 31, 2012


                                                           VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS     SOLE     SHARED NONE
---------------------------- ----------------- --------- --------- ----------- --- ---- ---------- --------- ----------- ------ ----
ACORDA THERAPEUTICS INC      COM               00484M106    37,912   1,525,000 SH       DEFINED    1,2,3,4,5   1,525,000
AFFYMETRIX INC               COM               00826T108     8,718   2,750,000 SH       DEFINED    1,2,3,4,5   2,750,000
AGENUS INC                   COM NEW           00847G705     1,682     410,130 SH       DEFINED    1,2,3,4,5     410,130
AMARIN CORP PLC              SPONS ADR NEW     023111206     7,686     950,000 SH       DEFINED    1,2,3,4,5     950,000
AMERICAN INTL GROUP INC      COM NEW           026874784     7,060     200,000 SH       DEFINED    1,2,3,4,5     200,000
AMERICAN INTL GROUP INC      COM NEW           026874784     5,295     150,000 SH  CALL DEFINED    1,2,3,4,5     150,000
APPLE INC                    COM               037833100    21,287      40,000 SH       DEFINED    1,2,3,4,5      40,000
APPLE INC                    COM               037833100    39,913      75,000 SH  CALL DEFINED    1,2,3,4,5      75,000
ARCH COAL INC                COM               039380100     4,392     600,000 SH  CALL DEFINED    1,2,3,4,5     600,000
ARCOS DORADOS HOLDINGS INC   SHS CLASS -A      G0457F107    14,171   1,184,900 SH       DEFINED    1,2,3,4,5   1,184,900
ARRAY BIOPHARMA INC          COM               04269X105    11,152   2,997,900 SH       DEFINED    1,2,3,4,5   2,997,900
AUXILIUM PHARMACEUTICALS INC COM               05334D107    39,622   2,137,200 SH       DEFINED    1,2,3,4,5   2,137,200
AUXILIUM PHARMACEUTICALS INC COM               05334D107     9,270     500,000 SH  CALL DEFINED    1,2,3,4,5     500,000
AVANIR PHARMACEUTICALS INC   CL A NEW          05348P401     7,807   2,983,500 SH       DEFINED    1,2,3,4,5   2,983,500
AVANIR PHARMACEUTICALS INC   CL A NEW          05348P401     1,308     500,000 SH  CALL DEFINED    1,2,3,4,5     500,000
BEAZER HOMES USA INC         COM NEW           07556Q881     3,378     200,000 SH       DEFINED    1,2,3,4,5     200,000
BIODEL INC                   COM NEW           09064M204       683     290,740 SH       DEFINED    1,2,3,4,5     290,740
BIOMARIN PHARMACEUTICAL INC  COM               09061G101    27,060     550,000 SH       DEFINED    1,2,3,4,5     550,000
BRF-BRASIL FOODS S A         SPONSORED ADR     10552T107    10,555     500,000 SH       DEFINED    1,2,3,4,5     500,000
CEMENTOS PACASMAYO S A A     SPON ADR REP 5    15126Q109     5,344     400,000 SH       DEFINED    1,2,3,4,5     400,000
CERES INC                    COM               156773103    19,032   4,192,167 SH       DEFINED    1,2,3,4     4,192,167
CITIGROUP INC                COM NEW           172967424     4,750     120,073 SH       DEFINED    1,2,3,4,5     120,073
EXPRESS SCRIPTS HLDG CO      COM               30219G108    28,350     525,000 SH       DEFINED    1,2,3,4,5     525,000
EXPRESS SCRIPTS HLDG CO      COM               30219G108     5,400     100,000 SH  CALL DEFINED    1,2,3,4,5     100,000
FLUIDIGM CORP DEL            COM               34385P108     4,478     312,899 SH       DEFINED    1,2,3,4,6     312,899
FORD MOTOR CO                COM PAR $0.01     345370860     6,475     500,000 SH  CALL DEFINED    1,2,3,4,5     500,000
FOREST LABS INC              COM               345838106    10,596     300,000 SH  CALL DEFINED    1,2,3,4,5     300,000
FURIEX PHARMACEUTICALS INC   COM               36106P101    17,881     928,400 SH       DEFINED    1,2,3,4,5     928,400
IMMUNOGEN INC                COM               45253H101    17,850   1,400,000 SH       DEFINED    1,2,3,4,5   1,400,000
IMMUNOGEN INC                COM               45253H101     1,275     100,000 SH  CALL DEFINED    1,2,3,4,5     100,000
IRONWOOD PHARMACEUTICALS INC COM CL A          46333X108     2,403     216,879 SH       DEFINED    1,2,3,4,6     216,879
ISHARES TR                   BARCLYS 20+ YR    464287432    30,295     250,000 SH  PUT  DEFINED    1,2,3,4,5     250,000
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD  465562106    19,752   1,200,000 SH       DEFINED    1,2,3,4,5   1,200,000
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD  465562106    16,460   1,000,000 SH  CALL DEFINED    1,2,3,4,5   1,000,000
LAS VEGAS SANDS CORP         COM               517834107    11,540     250,000 SH  CALL DEFINED    1,2,3,4,5     250,000
LEXICON PHARMACEUTICALS INC  COM               528872104    12,273   5,553,292 SH       DEFINED    1,2,3,4,5   5,553,292
LEXICON PHARMACEUTICALS INC  COM               528872104   547,680 247,818,843 SH       DEFINED    1,2,3,4,6 247,818,843
LILLY ELI & CO               COM               532457108    19,728     400,000 SH  CALL DEFINED    1,2,3,4,5     400,000
LILLY ELI & CO               COM               532457108     9,864     200,000 SH  CALL DEFINED    1,2,3,4,5     200,000
METLIFE INC                  COM               59156R108    21,411     650,000 SH       DEFINED    1,2,3,4,5     650,000
METLIFE INC                  COM               59156R108     6,588     200,000 SH  CALL DEFINED    1,2,3,4,5     200,000
METLIFE INC                  COM               59156R108    13,176     400,000 SH  CALL DEFINED    1,2,3,4,5     400,000
MICROVISION INC              *W EXP 07/23/2013 594960163        14     360,515 SH       DEFINED    1,2,3,4,5     360,515
MORGAN STANLEY               COM NEW           617446448     9,560     500,000 SH       DEFINED    1,2,3,4,5     500,000
MORGAN STANLEY               COM NEW           617446448     9,560     500,000 SH  CALL DEFINED    1,2,3,4,5     500,000
NAVISTAR INTL CORP NEW       COM               63934E108     4,354     200,000 SH  CALL DEFINED    1,2,3,4,5     200,000
NEKTAR THERAPEUTICS          COM               640268108    18,525   2,500,000 SH       DEFINED    1,2,3,4,5   2,500,000
NEKTAR THERAPEUTICS          COM               640268108     3,705     500,000 SH  CALL DEFINED    1,2,3,4,5     500,000
ONYX PHARMACEUTICALS INC     COM               683399109    15,106     200,000 SH       DEFINED    1,2,3,4,5     200,000
ONYX PHARMACEUTICALS INC     COM               683399109    15,106     200,000 SH  CALL DEFINED    1,2,3,4,5     200,000
ONYX PHARMACEUTICALS INC     COM               683399109    37,765     500,000 SH  CALL DEFINED    1,2,3,4,5     500,000
PACIFIC BIOSCIENCE CALIF IN  COM               69404D108       340     200,000 SH       DEFINED    1,2,3,4,5     200,000
PFIZER INC                   COM               717081103    25,079   1,000,000 SH  CALL DEFINED    1,2,3,4,5   1,000,000
PROCTER & GAMBLE CO          COM               742718109    33,945     500,000 SH  CALL DEFINED    1,2,3,4,5     500,000
SCHLUMBERGER LTD             COM               806857108     6,930     100,000 SH  CALL DEFINED    1,2,3,4,5     100,000
SMART TECHNOLOGIES INC       CL A SUB VTG S    83172R108     1,735   1,098,369 SH       DEFINED    1,2,3,4,5   1,098,369
TEVA PHARMACEUTICAL INDS LTD ADR               881624209     5,601     150,000 SH       DEFINED    1,2,3,4,5     150,000
TEVA PHARMACEUTICAL INDS LTD ADR               881624209    11,202     300,000 SH  CALL DEFINED    1,2,3,4,5     300,000
VIVUS INC                    COM               928551100     1,678     125,000 SH       DEFINED    1,2,3,4,5     125,000
VRINGO INC                   COM               92911N104       718     250,000 SH  CALL DEFINED    1,2,3,4,5     250,000
WEIGHT WATCHERS INTL INC NEW COM               948626106 1,505,302  28,749,089 SH       DEFINED    1,2,3,4    28,749,089
XOMA CORP DEL                COM               98419J107     5,760   2,400,000 SH       DEFINED    1,2,3,4,5   2,400,000